Supplement to the
Fidelity® Value Fund
December 30, 2016
Prospectus

Stephen Barwikowski no longer serves as a co-manager of the fund.

VAL-17-01 1.731271.120	January 20, 2017

Supplement to the
Fidelity® Value Fund
Class K
December 30, 2016
Prospectus

Stephen Barwikowski no longer serves as a co-manager of the fund.

VAL-K-17-01 1.900392.108	January 20, 2017

Supplement to the
Fidelity® Capital Appreciation Fund, Fidelity® Disciplined Equity Fund, Fidelity® Focused Stock Fund, Fidelity® Stock Selector Small Cap Fund and Fidelity® Value Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Stephen Barwikowski no longer serves as a co-manager of Fidelity® Value Fund.

FCTB-17-01 1.803895.126	January 20, 2017

Supplement to the
Fidelity® Capital Appreciation Fund, Fidelity® Disciplined Equity Fund and Fidelity® Value Fund
Class K
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Stephen Barwikowski no longer serves as co-manager of Fidelity® Value Fund.

K-COM10B-17-01 1.881208.112	January 20, 2017